Document and Entity Information	Dec. 01, 2021
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Dec. 01, 2021
Entity Registrant Name	Altimeter Growth Corp.
Entity Incorporation, State or Country Code	E9
Entity File Number	001-39573
Entity Tax Identification Number	98-1554598
Entity Address, Address Line One	2550 Sand Hill Road, Suite 150
Entity Address, City or Town	Menlo Park
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94025
City Area Code	650
Local Phone Number	549-9145
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001823340
Amendment Flag	false
Class A Ordinary Shares [Member]
Document Information [Line Items]
Title of 12(b) Security	Class A ordinary shares included as part of the units
Trading Symbol	AGC
Security Exchange Name	NASDAQ
Redeemable warrants, each whole warrant exercisable [Member]
Document Information [Line Items]
Title of 12(b) Security	Redeemable warrants included as part of the units, each whole warrant exercisable for one Class A Ordinary Share at an exercise price of $11.50
Trading Symbol	AGCWW
Security Exchange Name	NASDAQ
Units, each consisting of one Class A ordinary share, $0.0001 par value, and one-fifth of one redeemable warrant [Member]
Document Information [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, $0.0001 par value, andone-fifthof one redeemable warrant
Trading Symbol	AGCUU
Security Exchange Name	NASDAQ